CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (2,610,299)	$ (1,515,587)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	1,078	716
Change in fair value of derivative	(61,757)	0
Interest expense - excess of discount over principal	11,330	0
Issuance of stock for services	118,050	0
Note issued as commitment	200,000	0
Impairment of note receivable	0	500,000
Stock-based compensation	327,500	37,500
Amortization of debt discounts	286,317	5,556
Depreciation and amortization expense	1,288	0
Changes in assets and liabilities:
Deposits	0	(50,000)
Prepaid expenses	25,058	(38,955)
Accounts payable and accrued expenses	285,993	136,327
Accrued compensation	161,243	106,250
Due to related parties	(525)	18,455
Accrued interest, related party	64,811	3,337
Accrued interest	38,486	2,630
Net cash used in operating activities	(1,151,427)	(793,771)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of cash for note receivable	0	(500,000)
Payments to acquire equipment	(2,674)	0
Payment for construction in progress	(106,726)	0
Payments to acquire intangible assets	0	(2,158)
Payments for investment in shell company	0	(295,250)
Net cash used in investing activities	(109,400)	(797,408)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	1,000,000
Proceeds from related party convertible notes payable	767,500	0
Proceeds from related party notes payable	72,750	600,000
Proceeds from issuance of convertible note	300,000	200,000
Net cash provided by financing activities	1,140,250	1,800,000
Net increase in cash and cash equivalents	(120,577)	208,821
Cash and cash equivalents at beginning of period	208,821	0
Cash and cash equivalents at end of period	88,244	208,821
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	0
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued to founder for intellectual property	0	500
Related party notes payable reclassified as related party convertible notes payable	1,367,500	0
Effect of reverse merger	0	16,352
Non-Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on notes from beneficial conversion feature and warrants	502,296	200,000
Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on notes from beneficial conversion feature and warrants	$ 1,321,176	$ 0